Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and fees on loans:
Taxable	$ 23,197	$ 21,627	$ 21,091
Tax-exempt	116	147	188
Interest on securities:
Taxable	948	1,162	1,406
Tax-exempt	27	28	28
Other interest income	139	108	127
Total interest income	24,427	23,072	22,840
INTEREST EXPENSE:
Deposits	3,946	4,530	5,607
Borrowings	657	613	848
Total interest expense	4,603	5,143	6,455
Net interest income	19,824	17,929	16,385
Provision for loan losses	945	2,300	6,500
Net interest income after provision for loan losses	18,879	15,629	9,885
OTHER INCOME:
Deposit service fees	699	832	990
Net security gains (losses)		(1)	215
Income from secondary market loans sold	1,390	700	539
SBA/USDA loan sale gains	1,176	1,500	868
Mortgage servicing income	417	400
Other	361	225	183
Total other income	4,043	3,656	2,795
OTHER EXPENSE:
Salaries and employee benefits	8,288	7,275	6,918
Occupancy	1,372	1,376	1,313
Furniture and equipment	885	827	806
Data processing	991	761	740
Professional service fees	1,196	756	627
Loan and deposit	877	1,137	910
Writedowns and losses on other real estate held for sale	489	1,137	2,753
FDIC insurance assessment	459	849	957
Telephone	233	215	193
Advertising	376	351	297
Other	1,591	1,285	1,084
Total other expenses	16,757	15,969	16,598
Income (loss) before provision for income taxes	6,165	3,316	(3,918)
Provision for (benefit of) income taxes	(922)	1,098	(3,500)
NET INCOME (LOSS)	7,087	2,218	(418)
Preferred dividend and accretion of discount	629	766	742
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 6,458	$ 1,452	$ (1,160)
INCOME (LOSS) PER COMMON SHARE:
Basic (in dollars per share)	$ 1.51	$ 0.42	$ (0.34)
Diluted (in dollars per share)	$ 1.51	$ 0.41	$ (0.34)